SIMPSON THACHER & BARTLETT LLP

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DIRECT DIAL NUMBER	E-MAIL ADDRESS
212-455-3189	ETOLLEY@STBLAW.COM

August 9, 2005

VIA FEDERAL EXPRESS AND EDGAR

Re:	Nalco Holding Company Amendment No. 1 to Registration Statement on Form S-1 File No.: 333-126642

Jennifer Hardy
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Dear Ms. Hardy:

On behalf of Nalco Holding Company (the "Company"), we are writing to respond to the comments set forth in the comment letter of the staff of the Securities and Exchange Commission (the "Staff") dated August 5, 2005 (the "comment letter") relating to the above-referenced Amendment No. 1 to the Registration Statement on Form S-1 filed on August 2, 2005 ("Amendment No. 1"). We have revised Amendment No. 1 in response to the Staff's comments and are filing concurrently with this letter Amendment No. 3 to the Registration Statement ("Amendment No. 3"), which reflects these revisions and updates a limited amount of other information. Note that the Company filed Amendment No. 2 to the above-referenced Registration Statement on August 3, 2005 solely for the purpose of filing exhibits.

For your convenience, the numbered paragraph of this letter corresponds to the numbered paragraph of the comment letter. Page references in the text of this letter correspond to the pages of Amendment No. 3.

Summary

1.	Your summary as revised is very lengthy and provides too much information for summary disclosure. This section should provide a brief overview of the most important aspects of your business and the key aspects of your offering, not MD&A-type discussion. Please revise pages 6-9 and 14-17 accordingly and see the Instruction to Item 503 of Regulation S-K.

The Company has significantly reduced the length of the disclosure in the "Prospectus Summary" section, while preserving disclosure the Company believes may be important to investors. The Company has moved the "Executive Level Overview," "Outlook" and "Liquidity and Capital Resources" discussions to pages 47 and 48 and pages 60 to 62 of "Management's Discussion and Analysis of Financial Condition and Results of Operations" and has replaced a portion of the footnote disclosure to the "Summary Historical and Pro Forma Financial Data" table with cross-references to comparable disclosure elsewhere in the prospectus.

* * * * * * *

We acknowledge your references to Rules 460 and 461 regarding requesting acceleration of a registration statement and will endeavor to provide for adequate time after the filing of any amendment for further review before submitting a request for acceleration and to provide any acceleration request at least two business days in advance of the requested effective date.

Please call me (212-455-3189) or Richard Fenyes (212-455-2812) of my firm if you wish to discuss our responses to the comment letter.

Very Truly Yours,
/s/ Edward P. Tolley III
Edward P. Tolley III